Business Combination	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATION [Abstract]
Business Combination

4. BUSINESS COMBINATION

For Enterprise Business

Acquisition of NationSky

On May 11, 2012, the Group acquired 55% of the equity interests in NationSky, which is engaged in enterprise mobility services, for cash consideration of US$3,157 and 2,300,000 common shares of the Company, the fair value of which was US$4,196. The Group began to consolidate NationSky’s financial statements on June 1, 2012. The purpose of the acquisition was to expand into the enterprise mobility market.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows (in thousands):

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196
Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)
Total	7,353

Total identifiable intangible assets acquired upon acquisition mainly include customer relationships of US$1,310 with an estimated useful life of 6.6 years, revenue sharing agreements of US$2,462 with estimated useful life of 7.6 years, non-compete agreement of US$347 with estimated useful life of 6.6 years, and platform technology to develop the customized mobile applications of US$939 with estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of NationSky with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in NationSky has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration a 20% discount for lack of control. The equity value close to the acquisition date was implied by the fair value of cash and shares transferred on the acquisition date as consideration for the acquisition.

The amount of net revenue and net income of NationSky included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2012 are US$12,552 and US$1,184, respectively, for the year ended December 31, 2012.

Prior to the acquisition, NationSky did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of NationSky for the periods prior to the acquisition outweighed the benefits. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impracticable.

On July 15, 2013, Beijing Technology acquired all of the remaining equity interest of NationSky held by the non-controlling shareholder, representing 45% of the outstanding share capital of NationSky, for an aggregate cash consideration of approximately US$11,024 and 8,352,940 common shares of the Company, the fair value of which is US$16,355. Effective upon July 15, 2013, NationSky became the wholly owned subsidiary of Beijing Technology.

Acquisition of NQ Shenzhen

On June 8, 2013, the Group acquired 100% of the equity interests in NQ Shenzhen for cash consideration of US$809 and 1,314,815 common shares of the Company, the fair value of which was US$2,125. NQ Shenzhen is primarily engaged in development of education platform and education software and providing education service by internet and multi-media mediums. The Group began to consolidate NQ Shenzhen’s financial statements on June 30, 2013. The purpose of the acquisition was to add a new category of software services to the Group’s growing product portfolio and expand the business into youth education industry.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows (in thousands):

As of June 30, 2013
US$
Cash consideration	809
Shares consideration	2,125
Total consideration transferred	2,934
Cash	66
Other working capital	51
Identifiable intangible assets acquired	599
Goodwill	2,218
Total	2,934

Total identifiable intangible assets acquired include customer relationships of US$243 with an estimated useful life of 3 years and platform technology of US$356 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of NQ Shenzhen with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of NQ Shenzhen included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$297 and US$19, respectively, for the year ended December 31, 2013.

Prior to the acquisition, NQ Shenzhen did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of NQ Shenzhen for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of NQ Shenzhen’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider NQ Shenzhen on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Ruifeng

On October 15, 2013, the Group acquired 100% of the equity interests of Ruifeng for a fixed cash consideration of US$2,403 and 1,825,349 common shares of the Company, the fair value of which was approximately US$7,593. Ruifeng is primarily engaged in enterprise mobility system development and iOS training services. The purpose of the acquisition was to enhance the research and development capability in enterprise mobility and acquire the expertise for system and application development. The Group begins to consolidate Ruifeng’s financial statement on November 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows (in thousands):

As of November 1, 2013
US$
Cash consideration	2,403
Shares consideration	7,593
Total consideration transferred	9,996
Cash	15
Other current assets	1,949
Fixed assets	735
Identifiable intangible assets acquired	1,742
Goodwill	9,050
Payables to third party business partners	(2,663)
Other liability assumed	(832)
Total	9,996

Total identifiable intangible assets acquired mainly consist of (i) training license authorized by Apple of US$1,221 with an estimated useful life of 2.7 years; and (ii) mobile application technology of US$521, including mobile applications development, mobile system management, mobile marketing platform, etc, with an estimated useful life of 4.2 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of Ruifeng with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of Ruifeng included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$88 and US$630, respectively, for the year ended December 31, 2013.

Prior to the acquisition, Ruifeng did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Ruifeng for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Ruifeng’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Ruifeng on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

For Consumer Business

Acquisition of FL Mobile and Red

On September 1, 2010, Beijing Technology signed an agreement under which Beijing Technology paid US$2,462 to FL Mobile, which was engaged in the promotion services of mobile applications in China, in exchange for 1) 33% of the equity interests in FL Mobile, and 2) the prepaid customer acquisition cost. The Group estimated separately the fair value of its equity investment and the fair value of the prepaid customer acquisition cost. Based on their relative fair value, the Group allocated US$1,007 as equity investment and US$1,455 as prepaid customer acquisition cost. The prepaid customer acquisition cost is being amortized until November 30, 2012 based on the number of estimated users developed for each reporting period under this program. The investment was accounted for under the equity method of accounting due to the Group’s inability to control FL Mobile prior to November 30, 2012.

In July 2012, the Company, through Beijing Technology, and all other shareholders of FL Mobile transferred 20% of the equity interest in FL Mobile to a new shareholder, in exchange for the transfer of certain intangible assets. Accordingly the equity interest of the Company on FL Mobile was decreased from 33% to 26.4%. The fair value of the intangible assets being valued were higher than the carrying amount of the equity interest which the Company transferred, which resulted in a gain of US$943 recorded by the Company as changes of interest in an associate for the year ended December 31, 2012.

On November 30, 2012, the Group acquired Red and the remaining equity interests in FL Mobile for the consideration of 12,346,647 common shares of the Company with certain sales restrictions, the fair value of which was US$16,421. As a result of this acquisition, the Group also made Red a wholly owned subsidiary of FL Mobile. The Company began to consolidate the consolidated financial statements of FL Mobile commencing on December 1, 2012. The purpose of the acquisition was to offer mobile games and interest-based community applications to the customers through FL Mobile’s platform.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and previously held equity interests based on their fair value was as follows (in thousands):

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421
Total	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848
Total	21,989

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in FL Mobile on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$2,882 in other income for the year ended December 31, 2012. The significant inputs used in the valuation of the Group’s previously held equity interests in FL Mobile include (i) an assumed discount rate of 25%; (ii) an assumed terminal value based on a long-term sustainable growth rate of 3%; (iii) an assumed discount for lack of marketability of 25%; and (iv) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationships of US$80 with an estimated useful life of 4 years, user base of US$2,433 with an estimated useful life of 1.5 years, technology of various mobile platforms for mobile games downloading and knowledge sharing of US$2,273 with an estimated useful life of 4 years, and the self developed game acquired from Red of US$191 with an estimated useful life of 0.6 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of FL Mobile and Red with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of FL Mobile and Red included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2012 are US$707 and US$184, respectively, for the year ended December 31, 2012.

Prior to the acquisition, FL Mobile and Red did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of FL Mobile and Red for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of consolidated financial performance of FL Mobile and Red and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider FL Mobile and Red as an aggregate on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Fanyue

On March 21, 2013, the Group acquired 51% of the equity interest in Fanyue, which is primarily engaged in off-line user acquisition services, for cash consideration of US$88 and 808,146 common shares of the Company, the fair value of which was US$1,490. The purpose of this acquisition is to expand business to off-line mobile advertising businesses. The Group began to consolidate Fanyue’s financial statements on March 21, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows (in thousands):

As of March 21, 2013
US$
Cash consideration	88
Shares consideration	1,490
Total consideration transferred	1,578
Cash	192
Other working capital	476
Identifiable intangible assets acquired	335
Goodwill	1,694
Fair value of non-controlling interest	(1,119)
Total	1,578

Identifiable intangible assets acquired upon acquisition represent customer relationships of US$335 with an estimated useful life of 2.8 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Fanyue with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in Fanyue has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value under non-controlling basis close to the acquisition date. The equity value under non-controlling basis was determined using discounted cash flow method considering the 6% premium to the discount rate of 25% used in controlling basis to reflect lack of control associated with non-controlling interest shareholders.

Prior to the acquisition, Fanyue did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of Fanyue for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Fanyue’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Fanyue on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

On September 13, 2013, FL Mobile entered into an agreement to acquire all of the remaining equity interest of Fanyue held by the non-controlling shareholders, representing 49% of the outstanding share capital of Fanyue, for aggregate cash consideration of approximately US$86 and 5,359,490 common shares of the Company, the fair value of which is US$23,410. Effective upon September 13, 2013, Fanyue became the wholly owned subsidiary of the Group.

The amount of net revenue and net income of Fanyue included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$9,107 and US$1,618, respectively, for the year ended December 31, 2013.

Acquisition of Best Partner

On September 6, 2013, the Group acquired 100% of the equity interests in Best Partner and its subsidiary Wanpu Beijing for 6,150,342 common shares of the Company, the fair value of which was approximately US$20,960. Best Partner is primarily engaged in mobile internet advertising and provides advertising services for smart phones operated under android and iOS systems by various forms, such as offer-wall advertising. Due to the restrictions of PRC laws and Regulation on Service Provider license, Best Partner runs its business mainly through its VIE Wanpu Century. The purpose of the acquisition was to enhance the Company’s performance in mobile internet advertising. As a result of management assessment, Wanpu Beijing is the primary beneficiary of both VIEs. Therefore, the Group begins to consolidate the financial results of Best Partner, Wanpu Beijing and its VIE on September 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows (in thousands):

As of September 1, 2013
US$
Shares consideration	20,960
Total consideration transferred	20,960
Cash	358
Other current assets	736
Fixed assets	165
Identifiable intangible assets acquired	3,339
Goodwill	16,362
Total	20,960

Total identifiable intangible assets acquired mainly consist of customer relationships of US$3,339, which have an estimated weighted average useful life of 3.3 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Best Partner with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of Best Partner included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$6,220 and US$1,596, respectively, for the year ended December 31, 2013.

Prior to the acquisition, Best Partner did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Best Partner for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Best Partner’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Best Partner on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Tianya

On September 24, 2013, the Group acquired 100% of the equity interests of Tianya for a fixed cash consideration US$163 and 2,932,850 common shares of the Company, the fair value of which was approximately US$13,702, plus additional variable share consideration up to a maximum of 2,932,850 shares that are contingent upon the achievement of specified performance targets through September 2015. Tianya primarily engages in search engine marketing in mobile healthcare industry and promotions of healthcare organizations in mobile healthcare applications. The purpose of the acquisition was to expand the Company’s business in mobile healthcare industry and to enhance the performance in mobile advertising business. The Group begins to consolidate Tianya’s financial statement on October 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows (in thousands):

As of October 1, 2013
US$
Cash consideration	163
Shares consideration	13,702
Contingent consideration	685
Total consideration transferred	14,550
Cash	420
Other current assets	479
Fixed assets	29
Identifiable intangible assets acquired	1,626
Goodwill	15,253
Liability assumed	(3,257)
Total	14,550

Total identifiable intangible assets acquired mainly consist of customer relationships valued at US$1,073 with an estimated useful life of 3.3 years and technology valued at US$553 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Tianya with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of Tianya included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$1,017 and US$276, respectively, for the year ended December 31, 2013.

Prior to the acquisition, Tianya did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Tianya for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Tianya’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Tianya on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Yinlong

In September of 2012, the Group acquired 18.9% of equity interest in Yinlong, which was mainly engaged in mobile music search and voiceprint recognition software services for a cash consideration of US$1,712. The equity investment was accounted for under the cost method, as the Group has no control or significant influence over Yinlong prior to November 11, 2013.

On November 11, 2013, the Group acquired additional 36.1% of the equity interests of Yinlong, accumulated to 55% of equity interest in Yinlong in aggregate, for a fixed cash consideration of US$2,664 and 1,409,666 common shares of the Company, the fair value of which was approximately US$3,803. The purpose of the acquisition was to acquire the core technology and mobile audio-based products of Yinlong. The Group began to consolidate Yinlong’s financial statements on December 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company’s share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed, previously held equity interests and non-controlling interests based on their fair value was as follows (in thousands):

As of December 1, 2013
US$
Fair value of previously held 18.9% equity interest	2,694
Cash consideration	2,664
Shares consideration	3,803
Total	9,161
Cash	386
Other current assets	1,218
Fixed assets	52
Identifiable intangible assets acquired	2,118
Goodwill	12,382
Liability assumed	(533)
Fair value of non-controlling interest	(6,462)
Total	9,161

Total identifiable intangible asset acquired consists of core technology of voiceprint identification of US$2,118 with an estimated useful life of 5 years.

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interests in Yinlong on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$942 in other income for the year ended December 31, 2013. Significant inputs used in the income approach calculation include (i) an assumed discount rate of 24.5%; (ii) an assumed terminal value based on a long term sustainable growth rate of 3%; and (iii) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

The fair value of non-controlling interest in Yinlong has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value under non-controlling basis close to the acquisition date. The equity value under non-controlling basis was determined using discounted cash flow method considering the 3.6% premium to the discount rate of 24.5% used in controlling basis to reflect lack of control associated with non-controlling interest shareholders.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Yinlong with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of Yinlong included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2013 are US$nil and US$314, respectively, for the year ended December 31, 2013.

Prior to the acquisition, Yinlong did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Yinlong for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Yinlong’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Yinlong on its own to be material to the Group. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.